RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT OF USE ASSETS
Schedule of summarizes the effect on the combined balance sheets

	As of December 31,		As of January 1,
	2018	Effect of Adoption	2019
	RMB	RMB	RMB
Prepaid expenses and other current assets	1,970	(1,970)	—
Right-of-use assets	—	54,579	54,579
Long-term lease liabilities	—	(52,609)	(52,609)

Schedule of ROU assets and their amortization

As of December 31, 2019
Right of use assets	54,579
Less: Accumulated amortization	(4,984)
Right of use assets	49,595

Schedule of rental expenses

For the Year Ended
December 31, 2019
Cost of revenues	2,108
General and administrative expenses	1,802
Selling and marketing expenses	3,711
Total rental expenses	7,621

Schedule of future lease payments under operating lease liabilities

Years Ended December 31,	RMB’000
2020	—
2021	3,326
2022	7,621
2023	7,621
2024	7,621
Thereafter	22,863
Total undiscounted lease payments	49,052
Less: Imputed interest	(11,373)
Present value of lease liabilities balance	37,679
Amounts due within 12 months	—
Long-term lease liabilities	37,679

Schedule of future minimum annual lease payments

RMB’000
2019	5,651
2020	7,621
2021	7,621
2022	7,621
2023 and thereafter	38,105
66,619